Risk Management and Derivative and Other Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Open Commodity Positions

At December 31, 2015, we had the following open commodity positions (excluding embedded derivatives):

	2016	2017
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	2,570,000	1,770,000
Weighted-average fixed price	$4.09	$4.24

Collar contracts:
Average Monthly Volume (MMBtu)	1,100,000	1,050,000
Weighted-average floor price	$4.00	$4.00
Weighted-average ceiling price	$4.71	$5.06

Purchased put option contracts:
Average Monthly Volume (MMBtu)	6,000,000	5,350,000
Weighted-average strike price	$3.51	$3.48
Weighted-average deferred premium paid	$(0.34)	$(0.32)

TGT Z1 basis swaps:
Average Monthly Volume (MMBtu)	1,120,000	200,000
Spread - Henry Hub	$(0.10)	$(0.08)

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	35,583	28,000
Weighted-average fixed price	$83.58	$84.70

Collar contracts:
Average Monthly Volume (Bbls)	27,000	—
Weighted-average floor price	$80.00	$—
Weighted-average ceiling price	$99.70	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	353,399	—
Weighted-average fixed price	$39.68	$—

At December 31, 2015, we had the following open embedded derivative positions:

2016
Oil Hybrid Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	27,080
Weighted-average fixed price	$46.51
Initial net investment price	62.16
Total contract swap price	$108.67

NGL Hybrid Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	83,101
Weighted-average fixed price	$15.84
Initial net investment price	25.98
Total contract swap price	$41.82

Summary of Gross Fair Value and Net Recorded Fair Value of Derivative Instruments by Appropriate Balance Sheet Classification

The following table summarizes both: (i) the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the balance sheet and (ii) the net recorded fair value as reflected on the balance sheet at December 31, 2015 and 2014. There was no cash collateral received or pledged associated with our derivative instruments since most of the counterparties, or certain affiliates, to our derivative contracts are lenders under our credit agreement.

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	2015	2014	2015	2014
		(In thousands)
Commodity contracts	Short-term derivative instruments	$228,349	$153,026	$358	$21,555
Netting arrangements	Short-term derivative instruments	(358)	(21,555)	(358)	(21,555)
Net recorded fair value	Short-term derivative instruments	$227,991	$131,471	$—	$—

Commodity contracts	Long-term derivative instruments	$91,414	$127,820	$122	$4,253
Netting arrangements	Long-term derivative instruments	(122)	(4,253)	(122)	(4,253)
Net recorded fair value	Long-term derivative instruments	$91,292	$123,567	$—	$—

Schedule of Gains and Losses Related to Derivative Instruments

The following table details the gains and losses related to derivative instruments for the years ending December 31, 2015, 2014, and 2013:

	Statements of	For the Year Ended December 31,
	Operations Location	2015	2014	2013
Commodity derivative contracts	(Gain) loss on commodity derivatives	$(281,249)	$(257,734)	$(3,161)
Interest rate derivatives	Interest expense, net	—	296	309